First Trust IPOX Europe Equity Opportunities ETF Investment Objectives and Goals - First Trust IPOX Europe Equity Opportunities ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust IPOX® Europe Equity Opportunities ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the IPOX®−100 Europe Index (the “Index”).